UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07143

T. Rowe Price Equity Series, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2025

Health Sciences Portfolio

Health Sciences Portfolio Class (QAAGZX)

This semi-annual shareholder report contains important information about Health Sciences Portfolio (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Portfolio Class	$43	0.88%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$631,316
Number of Portfolio Holdings	256

Portfolio Turnover Rate	25.8%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Other Biotechnology	26.5%
Major Pharmaceuticals	16.6
Implants	15.1
Payors	10.0
Major Biotechnology	8.4
Life Sciences	7.6
Other Products & Devices	7.0
Providers	2.5
Distribution	1.9
Other	4.4

Top Ten Holdings (as a % of Net Assets)

Eli Lilly	11.9%
Intuitive Surgical	5.8
UnitedHealth Group	5.1
Stryker	4.9
Vertex Pharmaceuticals	3.9
Boston Scientific	3.7
Argenx	3.4
Danaher	3.1
Thermo Fisher Scientific	3.0
Alnylam Pharmaceuticals	3.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

E309-053 8/25

Health Sciences Portfolio

Health Sciences Portfolio Class (QAAGZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2025

Health Sciences Portfolio

Health Sciences Portfolio - II Class (QAAHBX)

This semi-annual shareholder report contains important information about Health Sciences Portfolio (the "fund") for the period of January 1, 2025 to June 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Health Sciences Portfolio - II Class	$55	1.12%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$631,316
Number of Portfolio Holdings	256

Portfolio Turnover Rate	25.8%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Other Biotechnology	26.5%
Major Pharmaceuticals	16.6
Implants	15.1
Payors	10.0
Major Biotechnology	8.4
Life Sciences	7.6
Other Products & Devices	7.0
Providers	2.5
Distribution	1.9
Other	4.4

Top Ten Holdings (as a % of Net Assets)

Eli Lilly	11.9%
Intuitive Surgical	5.8
UnitedHealth Group	5.1
Stryker	4.9
Vertex Pharmaceuticals	3.9
Boston Scientific	3.7
Argenx	3.4
Danaher	3.1
Thermo Fisher Scientific	3.0
Alnylam Pharmaceuticals	3.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

E359-053 8/25

Health Sciences Portfolio

Health Sciences Portfolio - II Class (QAAHBX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
June 30, 2025
Health Sciences Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. Rowe Price Health Sciences Portfolio
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Health Sciences Portfolio Class
. 6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 51.26 $ 55.31 $ 55.74 $ 64.72 $ 61.04 $ 49.82
Investment activities
Net investment loss
(1)(2)
(0.03) (0.11) (0.12) (0.13) (0.26) (0.12)
Net realized and unrealized gain/
loss (1.43) 1.00 1.68 (7.95) 8.19 14.90
Total from investment activities (1.46) 0.89 1.56 (8.08) 7.93 14.78
Distributions
Net realized gain – (4.94) (1.99) (0.90) (4.25) (3.56)
NET ASSET VALUE
End of period $ 49.80 $ 51.26 $ 55.31 $ 55.74 $ 64.72 $ 61.04
Ratios/Supplemental Data
Total return
(2)(3)
(2.85)% 1.66% 2.96% (12.47)% 13.10% 29.62%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.88%
(4)
0.89% 0.95% 0.95% 0.95% 0.95%
Net expenses after waivers/
payments by Price Associates 0.88%
(4)
0.88% 0.94% 0.94% 0.94% 0.94%
Net investment loss (0.12)%
(4)
(0.18)% (0.21)% (0.23)% (0.40)% (0.23)%
Portfolio turnover rate 25.8% 49.9% 49.5% 27.9% 32.3%
38.0%
Net assets, end of period (in
thousands) $ 134,392 $ 144,197 $ 154,299 $ 153,188 $ 178,434 $ 159,718
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. Rowe Price Health Sciences Portfolio
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Health Sciences Portfolio - II
Class
. 6 Months
. Ended
6/30/25
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 47.62 $ 51.85 $ 52.52 $ 61.19 $ 57.96 $ 47.48
Investment activities
Net investment loss
(1)(2)
(0.08) (0.24) (0.24) (0.25) (0.40) (0.24)
Net realized and unrealized gain/
loss (1.34) 0.95 1.56 (7.52) 7.77 14.16
Total from investment activities (1.42) 0.71 1.32 (7.77) 7.37 13.92
Distributions
Net realized gain – (4.94) (1.99) (0.90) (4.14) (3.44)
NET ASSET VALUE
End of period $ 46.20 $ 47.62 $ 51.85 $ 52.52 $ 61.19 $ 57.96
Ratios/Supplemental Data
Total return
(2)(3)
(2.98)% 1.42% 2.68% (12.69)% 12.83% 29.27%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.12%
(4)
1.13% 1.20% 1.20% 1.20% 1.20%
Net expenses after waivers/
payments by Price Associates 1.12%
(4)
1.13% 1.19% 1.19% 1.19% 1.19%
Net investment loss (0.36)%
(4)
(0.43)% (0.47)% (0.48)% (0.64)% (0.47)%
Portfolio turnover rate 25.8% 49.9% 49.5% 27.9% 32.3% 38.0%
Net assets, end of period (in
thousands) $ 496,924 $ 520,727 $ 548,009 $ 576,092 $ 704,365 $ 626,850
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Health Sciences Portfolio
June 30, 2025 (Unaudited)

Portfolio of
Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  95.1%
BIOTECHNOLOGY  31.6%
International-Biotechnology  0.0%
Ideaya Biosciences (1) 11,471 241
241
Major Biotechnology  8.4%
Alkermes (1) 71,571 2,048
Amgen  3,475 970
Celldex Therapeutics (1) 42,888 873
Exact Sciences (1) 57,584 3,060
Exact Sciences CMO Milestone,
Acquisition Date: 1/6/21, Cost $— (1)
(2)(3) 167,424 104
Exact Sciences FDA Milestone,
Acquisition Date: 1/6/21, Cost $— (1)
(2)(3) 83,712 52
Gilead Sciences  140,994 15,632
Neurocrine Biosciences (1) 35,483 4,460
United Therapeutics (1) 3,617 1,039
Vertex Pharmaceuticals (1) 55,625 24,764
53,002
Other Biotechnology  23.2%
Affinivax Expense Fund, Acquisition
Date: 9/12/22, Cost $1 (1)(2)(3) 562 1
Affinivax Milestone Event, Acquisition
Date: 9/12/22, Cost $156 (1)(2)(3) 331,976 246
Affinivax Next Gen. Prod. Milestone
Event, Acquisition Date: 9/12/22,
Cost $156 (1)(2)(3) 331,976 123
Agios Pharmaceuticals (1) 56,900 1,892
Akero Therapeutics (1) 63,115 3,368
Alector (1) 214,682 301
Allogene Therapeutics (1) 160,368 181
Alnylam Pharmaceuticals (1) 58,036 18,925
Annexon (1) 20,477 49
Apogee Therapeutics (1) 31,627 1,374
Arcellx (1) 23,830 1,569
Arvinas (1) 7,500 55
Ascendis Pharma, ADR (1) 40,081 6,918
Aura Biosciences (1) 20,070 126
Avidity Biosciences (1) 131,220 3,727
Beam Therapeutics (1) 52,993 901
BeOne Medicines (HKD) (1) 473,252 8,953
BeOne Medicines, ADR (1) 400 97
Bicycle Therapeutics, ADR (1) 62,846 437
Biohaven (1) 96,372 1,360
Blueprint Medicines (1) 26,177 3,355
Cabaletta, Warrants, 9/20/26,
Acquisition Date: 6/11/25,
Cost $— (1)(2) 93,835 61
Cabaletta Bio (1) 118,235 180
Cargo Therapeutics (1) 23,635 97
Centessa Pharmaceuticals, ADR (1) 183,157 2,407
CG oncology (1) 69,489 1,807
Shares/Par $ Value
(Cost and value in $000s)
‡
Crescent BioPharma, Acquisition
Date: 6/12/25, Cost $233 (1)(2) 17,631 270
Crinetics Pharmaceuticals (1) 59,978 1,725
Cytokinetics (1) 20,035 662
Denali Therapeutics (1) 143,346 2,005
Disc Medicine (1) 17,595 932
Entrada Therapeutics (1) 19,854 133
Generation Bio (1) 91,458 29
Ginkgo Bioworks, Earn Out Shares
$15.00, Acquisition Date: 9/17/21,
Cost $— (1)(2)(3) 242 —
Ginkgo Bioworks, Earn Out Shares
$17.50, Acquisition Date: 9/17/21,
Cost $— (1)(2)(3) 242 —
Ginkgo Bioworks, Earn Out Shares
$20.00, Acquisition Date: 9/17/21,
Cost $— (1)(2)(3) 242 —
Gyroscope Therapeutics, Milestone
Payment 1, Acquisition Date:
2/18/22, Cost $253 (1)(2)(3) 253, 263 —
Gyroscope Therapeutics, Milestone
Payment 2, Acquisition Date:
2/18/22, Cost $169 (1)(2)(3) 168,785 —
Gyroscope Therapeutics, Milestone
Payment 3, Acquisition Date:
2/18/22, Cost $169 (1)(2)(3) 168,785 —
Helix Acquisition Corp. II (1) 40,147 428
Immunocore Holdings, ADR (1) 44,298 1,390
Immunome (1) 123,765 1,151
Insmed (1) 138,805 13,969
Ionis Pharmaceuticals (1) 29,748 1,175
Iovance Biotherapeutics (1) 42,849 74
Janux Therapeutics (1) 21,550 498
Krystal Biotech (1) 6,210 854
Kymera Therapeutics (1) 77,860 3,398
Kyverna Therapeutics (1) 80,473 247
Legend Biotech, ADR (1) 34,151 1,212
Lyell Immunopharma (1) 14,265 126
Merus (1) 25,422 1,337
Metsera, Lockup Shares, Acquisition
Date: 11/12/24, Cost $649 (1)(2) 54,791 1,559
Monte Rosa Therapeutics (1) 61,577 278
MoonLake Immunotherapeutics (1) 62,955 2,971
Natera (1) 31,742 5,362
Odyssey Therapeutics, Warrants,
6/16/32, Acquisition Date: 6/16/25,
Cost $— (1)(2)(3) 7,373 —
ORIC Pharmaceuticals (1) 58,700 596
Oruka Therapeutics  19,696 221
Pharvaris (1) 32,713 576
Praxis Precision Medicines (1) 21,428 901
Prelude Therapeutics (1) 42,748 35
ProfoundBio, Escrow Fund Payment,
EC, Acquisition Date: 5/24/24,
Cost $34 (1)(2)(3) 33,627 32
ProfoundBio, Expense Fund
Payment, EC, Acquisition Date:
5/24/24, Cost $— (1)(2)(3) 112 —

T. ROWE PRICE Health Sciences Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Protagonist Therapeutics (1) 39,566 2,187
Rapport Therapeutics (1) 65,103 740
Regeneron Pharmaceuticals  12,540 6,583
Relay Therapeutics (1) 32,519 112
Repligen (1) 21,029 2,616
Replimune Group (1) 108,231 1,005
Revolution Medicines (1) 79,354 2,919
Revolution Medicines, Warrants,
11/14/28 (1) 11,096 3
Rhythm Pharmaceuticals (1) 18,479 1,168
Ring Therapeutics, Acquisition Date:
4/12/21 - 10/7/22, Cost $601 (1)(2)
(3) 13,073 60
Rocket Pharmaceuticals (1) 51,403 126
Sana Biotechnology (1) 111,564 305
Scholar Rock Holding (1) 113,223 4,010
Sensorion (EUR) (1) 486,286 179
Sionna Therapeutics, Acquisition
Date: 2/2/22 - 3/4/24, Cost $323 (1)
(2) 22,654 393
Soleno Therapeutics (1) 33,758 2,828
Spyre Therapeutics (1) 38,280 573
Structure Therapeutics, ADR (1) 15,505 322
Summit Therapeutics (1) 156,901 3,339
Tarsus Pharmaceuticals (1) 15,278 619
Tenax Therapeutics, Warrants,
8/29/29, Acquisition Date: 8/6/24,
Cost $— (1)(2) 53,640 46
Ultragenyx Pharmaceutical (1) 40,632 1,477
Vaxcyte (1) 86,411 2,809
Vera Therapeutics (1) 67,928 1,600
Verona Pharma, ADR (1) 74,911 7,085
Voyager Therapeutics (1) 37,011 115
WaVe Life Sciences (1) 59,444 386
Xencor (1) 33,300 262
Zai Lab, ADR (1) 5,885 206
146,729
Total Biotechnology 199,972
CONSUMER
NONDURABLES  0.1%
Pharmaceuticals  0.1%
Tenax Therapeutics, Warrants,
Acquisition Date: 8/6/24,
Cost $305 (1)(2) 101,916 557
Total Consumer Nondurables 557
LIFE SCIENCES  6.5%
Life Sciences  6.5%
Chromacode, Acquisition Date:
2/28/22, Cost $197 (1)(2)(3) 28 —
Danaher  98,963 19,549
Ginkgo Bioworks Holdings (1) 2,281 26
Revvity  22,926 2,217
SomaLogic, Warrants, 8/31/26 (1) 4,962 —
Thermo Fisher Scientific  47,299 19,178
Total Life Sciences 40,970
Shares/Par $ Value
(Cost and value in $000s)
‡
MISCELLANEOUS  0.0%
Miscellaneous  0.0%
Orchestra BioMed Holdings (1) 24,783 66
Total Miscellaneous 66
PHARMACEUTICALS  16.9%
Major Pharmaceuticals  16.5%
AbbVie  59,038 10,959
AstraZeneca, ADR  110,284 7,707
Chugai Pharmaceutical (JPY)  129,500 6,762
Eli Lilly  96,095 74,909
Sanofi, ADR  77,894 3,763
104,100
Specialty Pharmaceuticals  0.4%
Madrigal Pharmaceuticals (1) 7,814 2,365
2,365
Total Pharmaceuticals 106,465
PRODUCTS & DEVICES  20.9%
Capital Equipment  0.4%
PROCEPT BioRobotics (1) 38,746 2,232
2,232
Implants  14.9%
Boston Scientific (1) 215,139 23,108
Intuitive Surgical (1) 67,184 36,509
Sonova Holding (CHF)  10,301 3,072
Stryker  78,353 30,999
Verily Life Sciences, Series
B, Acquisition Date: 1/23/19,
Cost $643 (1)(2)(3) 5,220 172
93,860
Other Products & Devices  5.6%
Argenx, ADR (1) 39,182 21,598
Dexcom (1) 19,041 1,662
IDEXX Laboratories (1) 4,249 2,279
Lantheus Holdings (1) 6,715 550
Pax Labs, Class A, Acquisition Date:
4/18/19, Cost $1,452 (1)(2)(3) 385,684 119
Penumbra (1) 35,170 9,026
Saluda Medical, Warrants,
1/20/27, Acquisition Date: 1/20/22,
Cost $— (1)(2)(3) 4,672 9
35,243
Total Products & Devices 131,335
SERVICES  15.7%
Distribution  1.9%
Cardinal Health  17,503 2,940
Cencora  16,025 4,805
CVS Health  54,778 3,779
McKesson  1,062 778
12,302

T. ROWE PRICE Health Sciences Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Information  0.4%
GeneDx Holdings, Warrants,
7/22/26 (1) 11,396 1
Veeva Systems, Class A (1) 9,700 2,793
2,794
Other Services  1.2%
Caris Life Sciences (1) 15,868 424
Caris Life Sciences, Acquisition
Date: 8/14/20 - 5/11/21,
Cost $1,293 (1)(2) 86,007 2,298
ICON (1) 3,450 502
PrognomIQ, Class A, Acquisition
Date: 11/15/19 - 4/22/25,
Cost $656 (1)(2)(3) 27,338 17
Quest Diagnostics  22,887 4,111
7,352
Payors  9.8%
Cigna Group  39,881 13,184
Elevance Health  31,430 12,225
Molina Healthcare (1) 13,777 4,104
Oscar Health, Class A (1) 21,377 458
UnitedHealth Group  102,351 31,931
61,902
Providers  2.4%
BrightSpring Health Services (1) 108,750 2,566
Encompass Health  10,400 1,275
HCA Healthcare  13,317 5,102
Tenet Healthcare (1) 34,257 6,029
14,972
Total Services 99,322
Total Miscellaneous Common
Stocks  3.4% (4) 21,283
Total Common Stocks (Cost
$341,963) 599,970
CONVERTIBLE BONDS  0.2%
BIOTECHNOLOGY  0.1%
Other Biotechnology  0.1%
Immunocore Holdings, 2.50%, 2/1/30  739,000 635
Total Biotechnology 635
PRODUCTS & DEVICES  0.1%
Other Products & Devices  0.1%
Galvanize Therapeutics, 0.00%,
2/13/27, Acquisition Date: 2/28/24,
Cost $296 (1)(2)(3) 295,300 515
Galvanize Therapeutics, 0.00%,
2/28/27, Acquisition Date: 12/27/24,
Cost $223 (1)(2)(3) 223,200 361
Shares/Par $ Value
(Cost and value in $000s)
‡
Saluda Medical, 0.00%, 12/31/26,
Acquisition Date: 1/3/25,
Cost $112 (1)(2)(3) 112,300 112
Total Products & Devices 988
Total Convertible Bonds (Cost
$1,370) 1,623
CONVERTIBLE PREFERRED
STOCKS  3.5%
BIOTECHNOLOGY  2.1%
Other Biotechnology  2.1%
Aktis Oncology, Series B, Acquisition
Date: 9/20/24, Cost $538 (1)(2)(3) 134,478 538
Arbor Bio, Series B, Acquisition
Date: 10/29/21, Cost $398 (1)(2)(3) 23,994 99
Arsenal Biosciences, Series
C, Acquisition Date: 7/9/24,
Cost $651 (1)(2)(3) 35,023 651
Avalyn Pharma, Acquisition Date:
4/25/25, Cost $72 (1)(2)(3) 90,102 72
Avalyn Pharma, Series C-1,
Acquisition Date: 9/22/23,
Cost $285 (1)(2)(3) 388,595 310
Bluejay Therapeutics, Series
C, Acquisition Date: 5/1/24,
Cost $850 (1)(2)(3) 130,259 850
Chroma Medicine, Series I,
Acquisition Date: 10/12/21 - 12/4/24,
Cost $785 (1)(2)(3) 354,997 355
Delfi Diagnostics, Series A,
Acquisition Date: 1/12/21 - 4/7/22,
Cost $320 (1)(2)(3) 154,525 749
Delfi Diagnostics, Series B,
Acquisition Date: 6/10/22,
Cost $408 (1)(2)(3) 84,104 408
Eikon Therapeutics, Series
B, Acquisition Date: 12/3/21,
Cost $606 (1)(2)(3) 34,286 200
Eikon Therapeutics, Series B-1,
Acquisition Date: 12/3/21 - 2/14/25,
Cost $203 (1)(2)(3) 34,790 203
Eikon Therapeutics, Series
C, Acquisition Date: 5/18/23,
Cost $155 (1)(2)(3) 7,198 42
Eikon Therapeutics, Series C-1,
Acquisition Date: 5/18/23 - 2/14/25,
Cost $40 (1)(2)(3) 6,893 40
Eikon Therapeutics, Series
D, Acquisition Date: 2/14/25,
Cost $244 (1)(2)(3) 41,686 244
EndeavorBio, Series B, Acquisition
Date: 1/21/22, Cost $398 (1)(2)(3) 84,304 550
EndeavorBio, Series C, Acquisition
Date: 4/22/24, Cost $154 (1)(2)(3) 23,627 154
FOG Pharma, Series C, Acquisition
Date: 1/11/21 - 8/2/21, Cost $282 (1)
(2)(3) 19,483 165

T. ROWE PRICE Health Sciences Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
FOG Pharma, Series D, Acquisition
Date: 11/17/22, Cost $296 (1)(2)(3) 27,546 202
FOG Pharma, Series E,
Acquisition Date: 2/29/24 - 1/22/25,
Cost $186 (1)(2)(3) 29,808 186
Generate Bio, Series B, Acquisition
Date: 9/2/21, Cost $1,001 (1)(2)(3) 84,485 1,001
Generate Bio, Series C, Acquisition
Date: 5/9/23, Cost $201 (1)(2)(3) 17,003 201
Genesis Therapeutics, Series
A, Acquisition Date: 11/24/20,
Cost $191 (1)(2)(3) 37,471 191
Genesis Therapeutics, Series
B, Acquisition Date: 8/10/23,
Cost $465 (1)(2)(3) 91,103 465
Insitro, Series B, Acquisition Date:
5/21/20, Cost $248 (1)(2)(3) 39,793 728
Insitro, Series C, Acquisition Date:
4/7/21, Cost $481 (1)(2)(3) 26,282 481
Kartos Therapeutics, Series
C, Acquisition Date: 8/22/23,
Cost $486 (1)(2)(3) 85,928 486
Kartos Therapeutics, Series
D, Acquisition Date: 2/26/25,
Cost $153 (1)(2)(3) 27,086 153
Laronde, Series B, Acquisition Date:
7/28/21, Cost $1,471 (1)(2)(3) 52,537 76
Obsidian Therapeutics, Series
C, Acquisition Date: 3/27/24,
Cost $422 (1)(2)(3) 222,385 422
Odyssey Therapeutics, Acquisition
Date: 6/16/25, Cost $37 (1)(2)(3) 24,579 37
Odyssey Therapeutics, Series
B, Acquisition Date: 5/13/22,
Cost $319 (1)(2)(3) 50,567 80
Odyssey Therapeutics, Series
C, Acquisition Date: 10/25/23,
Cost $25 (1)(2)(3) 4,902 7
SalioGen Therapeutics, Series
B, Acquisition Date: 12/10/21,
Cost $497 (1)(2)(3) 4,690 —
Scribe Therapeutics, Series
B, Acquisition Date: 3/17/21,
Cost $278 (1)(2)(3) 45,881 278
Tessera Therapeutics, Series
C, Acquisition Date: 2/25/22,
Cost $357 (1)(2)(3) 30,439 158
Tessera Therapeutics, Series
D, Acquisition Date: 3/7/25,
Cost $89 (1)(2)(3) 17,248 89
Third Arc Bio, Series A, Acquisition
Date: 7/16/24 - 4/24/25,
Cost $427 (1)(2)(3) 20 3,148 427
Treeline Biosciences, Series A,
Acquisition Date: 4/9/21 - 9/26/22,
Cost $830 (1)(2)(3) 106,061 913
Shares/Par $ Value
(Cost and value in $000s)
‡
Treeline Biosciences, Series
A-1, Acquisition Date: 10/2/24,
Cost $1,060 (1)(2)(3) 123,059 1,060
Total Biotechnology 13,271
CONSUMER
NONDURABLES  0.2%
Biotechnology  0.1%
Arbor Bio, Series C, Acquisition
Date: 10/21/24, Cost $64 (1)(2)(3) 15,714 64
Nutcracker Therapeutics, Series
C, Acquisition Date: 8/27/21,
Cost $501 (1)(2)(3) 46,567 501
565
Health Care Services  0.1%
Capsule, Series 1-D, Acquisition
Date: 4/7/21, Cost $553 (1)(2)(3) 38,140 49
Capsule, Series E, Acquisition Date:
1/10/23, Cost $120 (1)(2)(3) 40,875 53
Color Health, Series D, Acquisition
Date: 12/17/20, Cost $501 (1)(2)(3) 13,310 255
Color Health, Series D-1, Acquisition
Date: 1/13/20, Cost $430 (1)(2)(3) 20,165 272
Color Health, Series E, Acquisition
Date: 10/26/21, Cost $199 (1)(2)(3) 1,991 82
711
Total Consumer Nondurables 1,276
FINANCIAL  0.1%
Investment Dealers  0.1%
Seaport Therapeutics, Series
B, Acquisition Date: 10/18/24,
Cost $540 (1)(2)(3) 113,620 540
Total Financial 540
LIFE SCIENCES  0.6%
Life Sciences  0.6%
Cellanome, Series A, Acquisition
Date: 12/30/21, Cost $497 (1)(2)(3) 89,839 673
Chromacode, Acquisition Date:
5/22/25, Cost $10 (1)(2)(3) 2,002 10
Clear Labs, Series C, Acquisition
Date: 5/13/21, Cost $595 (1)(2)(3) 171,440 542
Clear Labs, Series D, Acquisition
Date: 12/12/24, Cost $58 (1)(2)(3) 18,600 58
DNA Script, Series C, Acquisition
Date: 12/16/21, Cost $960 (EUR) (1)
(2)(3) 1,132 158
Element Biosciences, Series
C, Acquisition Date: 6/21/21,
Cost $797 (1)(2)(3) 38,785 376
Element Biosciences, Series
D, Acquisition Date: 6/28/24,
Cost $106 (1)(2)(3) 13,556 106
Element Biosciences, Series
D-1, Acquisition Date: 6/28/24,
Cost $106 (1)(2)(3) 13,556 106
Lumicks Tech, Series D, Acquisition
Date: 4/14/21, Cost $396 (1)(2)(3) 221 119

T. ROWE PRICE Health Sciences Portfolio

Shares/Par $ Value
(Cost and value in $000s)
‡
Manus Bio, Series One-6, Acquisition
Date: 3/30/21, Cost $572 (1)(2)(3) 54,498 164
National Resilience, Series B,
Acquisition Date: 10/23/20,
Cost $741 (1)(2)(3) 54,252 872
National Resilience, Series
C, Acquisition Date: 6/9/21,
Cost $854 (1)(2)(3) 19,224 309
Total Life Sciences 3,493
PRODUCTS & DEVICES  0.4%
Capital Equipment  0.1%
Reflexion Medical, Series
C, Acquisition Date: 4/3/18,
Cost $255 (1)(2)(3) 150,708 259
Reflexion Medical, Series
D, Acquisition Date: 4/3/20,
Cost $97 (1)(2)(3) 51,079 89
Reflexion Medical, Series
E, Acquisition Date: 3/1/22,
Cost $199 (1)(2)(3) 83,857 151
Reflexion Medical, Series F,
Acquisition Date: 11/13/23,
Cost $125 (1)(2)(3) 83,280 110
609
Implants  0.2%
Kardium, Series D-5, Acquisition
Date: 11/29/18, Cost $391 (1)(2)(3) 403,778 331
Kardium, Series D-6, Acquisition
Date: 1/8/21, Cost $565 (1)(2)(3) 556,501 460
Kardium, Series D-7, Acquisition
Date: 6/9/25, Cost $284 (1)(2)(3) 584,117 378
Kardium, Series D-8, Acquisition
Date: 6/6/25, Cost $242 (1)(2)(3) 373,263 242
1,411
Other Products & Devices  0.1%
Saluda Medical, Series D,
Acquisition Date: 1/20/22,
Cost $397 (1)(2)(3) 31,146 331
Saluda Medical, Series E, Acquisition
Date: 4/6/23, Cost $84 (1)(2)(3) 10,371 100
Saluda Medical, Series E-1,
Acquisition Date: 4/6/23,
Cost $112 (1)(2)(3) 13,909 135
566
Total Products & Devices 2,586
SERVICES  0.1%
Information  0.0%
Cleerly, Series C, Acquisition Date:
7/8/22, Cost $313 (1)(2)(3) 26,533 312
312
Shares/Par $ Value
(Cost and value in $000s)
‡
Other Services  0.1%
Freenome Holdings, Series
B, Acquisition Date: 6/24/19,
Cost $325 (1)(2)(3) 71,397 333
Freenome Holdings, Series
C, Acquisition Date: 8/14/20,
Cost $276 (1)(2)(3) 41,732 202
Freenome Holdings, Series
D, Acquisition Date: 11/22/21,
Cost $179 (1)(2)(3) 23,669 117
Freenome Holdings, Series
F, Acquisition Date: 1/26/24,
Cost $63 (1)(2)(3) 8,542 42
694
Providers  0.0%
Honor Technology, Series D,
Acquisition Date: 10/16/20,
Cost $339 (1)(2)(3) 140,829 189
Honor Technology, Series E,
Acquisition Date: 9/29/21,
Cost $300 (1)(2)(3) 94,916 127
316
Total Services 1,322
Total Convertible Preferred Stocks
(Cost $29,055) 22,488
PREFERRED STOCKS  0.2%
LIFE SCIENCES  0.2%
Life Sciences  0.2%
Sartorius (EUR)  4,932 1,256
Total Life Sciences 1,256
Total Preferred Stocks (Cost $707) 1,256
SHORT-TERM
INVESTMENTS  0.9%
Money Market Funds  0.9%
T. Rowe Price Government Reserve
Fund, 4.37% (5)(6) 5,414,705 5,415
Total Short-Term Investments
(Cost $5,415) 5,415
Total Investments in Securities
99.9% of Net Assets
(Cost $378,510) $ 630,752

T. ROWE PRICE Health Sciences Portfolio

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $29,595 and represents 4.7% of net assets.
(3) See Note 2. Level 3 in fair value hierarchy.
(4) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(5) Seven-day yield
(6) Affiliated Companies
ADR American Depositary Receipts
CHF Swiss Franc
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
HKD Hong Kong Dollar
JPY Japanese Yen

T. ROWE PRICE Health Sciences Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.37% $ —# $ — $ 123+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
6/30/25
T. Rowe Price Government Reserve Fund, 4.37% $ 5,168  ¤  ¤ $ 5,415^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $123 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $5,415.

T. ROWE PRICE Health Sciences Portfolio
June 30, 2025 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $378,510) $ 630,752
Receivable for shares sold 497
Receivable for investment securities sold 427
Dividends and interest receivable 224
Foreign currency (cost $37) 37
Other assets 215
Total assets 632,152
Liabilities
Investment management fees payable 336
Payable for shares redeemed 154
Payable for investment securities purchased 88
Due to affiliates 15
Payable to directors 1
Other liabilities 242
Total liabilities 836
NET ASSETS $ 631,316
Net Assets Consist of:
Total distributable earnings (loss) $ 253,483
Paid-in capital applicable to 13,454,083 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 377,833
NET ASSETS $ 631,316
NET ASSET VALUE PER SHARE
Health Sciences Portfolio Class
(Net assets: $134,392; Shares outstanding: 2,698,801) $ 49.80
Health Sciences Portfolio - II Class
(Net assets: $496,924; Shares outstanding: 10,755,282) $ 46.20

T. Rowe Price Health Sciences Portfolio
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
ok
6 Months
Ended
6/30/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $63) $ 2,451
.
  Interest 19
Total income 2,470
Expenses
Investment management 2,130
Shareholder servicing
Health Sciences Portfolio Class $ 113
Health Sciences Portfolio - II Class 409 522
Rule 12b-1 fees
Health Sciences Portfolio - II Class 640
Prospectus and shareholder reports
Health Sciences Portfolio Class 2
Health Sciences Portfolio - II Class 3 5
Custody and accounting 116
Legal and audit 39
Directors 1
Miscellaneous 25
Total expenses 3,478
Net investment loss (1,008)
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities 4,283
Foreign currency transactions 6
Net realized gain 4,289
Change in net unrealized gain / loss
Securities (22,481)
Other assets and liabilities denominated in foreign currencies 22
Change in net unrealized gain / loss (22,459)
Net realized and unrealized gain / loss (18,170)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (19,178)

T. Rowe Price Health Sciences Portfolio
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/25
Year
Ended
12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (1,008) $ (2,701)
Net realized gain 4,289 60,882
Change in net unrealized gain / loss (22,459) (45,680)
Increase (decrease) in net assets from operations (19,178) 12,501
Distributions to shareholders
Net earnings
Health Sciences Portfolio Class – (12,695)
Health Sciences Portfolio - II Class – (49,064)
Decrease in net assets from distributions – (61,759)
Capital share transactions
*
Shares sold
Health Sciences Portfolio Class 5,533 12,732
Health Sciences Portfolio - II Class 42,961 59,360
Distributions reinvested
Health Sciences Portfolio Class – 12,695
Health Sciences Portfolio - II Class – 49,064
Shares redeemed
Health Sciences Portfolio Class (11,340) (25,898)
Health Sciences Portfolio - II Class (51,584) (96,079)
Increase (decrease) in net assets from capital share transactions (14,430) 11,874
Net Assets
Decrease during period (33,608) (37,384)
Beginning of period 664,924 702,308
End of period $ 631,316 $ 664,924
*Share information (000s)
Shares sold
Health Sciences Portfolio Class 110 214
Health Sciences Portfolio - II Class 905 1,065
Distributions reinvested
Health Sciences Portfolio Class – 249
Health Sciences Portfolio - II Class – 1,035
Shares redeemed
Health Sciences Portfolio Class (224) (440)
Health Sciences Portfolio - II Class (1,086) (1,733)
Increase (decrease) in shares outstanding (295) 390

T. Rowe Price Health Sciences Portfolio
Unaudited

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The Health Sciences Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term capital appreciation. Shares of the fund currently are offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies. The fund has two classes of shares: the Health Sciences Portfolio (Health Sciences Portfolio Class) and
the Health Sciences Portfolio–II (Health Sciences Portfolio–II Class). Health Sciences Portfolio–II Class shares are sold through financial intermediaries, which it compensates for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into
U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Investment income, investment management and administrative expense, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Health Sciences
Portfolio–II Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09,
Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax

T. Rowe Price Health Sciences Portfolio

disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the
Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of

T. Rowe Price Health Sciences Portfolio

factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2025 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 574,331 $ 24,704 $ 935 $ 599,970
Convertible Bonds — 635 988 1,623
Convertible Preferred Stocks — — 22,488 22,488
Preferred Stocks — 1,256 — 1,256
Short-Term Investments 5,415 — — 5,415
Total $ 579,746 $ 26,595 $ 24,411 $ 630,752

T. Rowe Price Health Sciences Portfolio

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended June 30, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at June 30, 2025, totaled $(3,872,000) for the six months ended June 30, 2025.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument. Because the Valuation
Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
6/30/25
Investment in Securities
Common Stocks $ 1,092 $ (957) $ 800 $ — $ 935
Convertible Bonds 775 384 113 (284) 988
Convertible Preferred Stocks 26,578 (2,461) 2,721 (4,350) 22,488
Total $ 28,445 $ (3,034) $ 3,634 $ (4,634) $ 24,411
Investments in Securities
Value
(000s) Valuation Technique(s)+
Significant Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common Stocks $935 Recent comparable
transaction price(s)
—# —# —# —#
Discount for uncertainty 5% - 100% 36% Decrease
Market comparable Enterprise value to sales
multiple
2.0x 2.0x Increase
Enterprise value to gross
profit multiple
4.9x 4.9x Increase
Discount for lack of
marketability
10% 10% Decrease
Expected present value Discount rate for cost of
equity
6% 6% Decrease
Discount for regulatory
uncertainty
30% 30% Decrease
Options pricing model Private company valuation —# —# —#
Risk-free rate 4% 4% Increase
Volatility 33% 33% Increase
Convertible Bonds $988 Recent comparable
transaction price(s)
—# —# —# —#
Private company valuation —# —# —#
Convertible Preferred Stocks $22,488 Recent comparable
transaction price(s)
—# —# —# —#
Private company valuation —# —# —#
Discount for lack of
recoverability
—# —# —#

T. Rowe Price Health Sciences Portfolio

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $169,223,000 and $186,107,000, respectively, for the six months ended June 30, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are
Investments in Securities
Value
(000s) Valuation Technique(s)+
Significant Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount for dilution 12% 12% Decrease
Market comparable Premium for liquidation
preference
—# —# —#
Third-party valuation —# —# —#
Enterprise value to sales
multiple
1.5x – 8.0x 6.1x Increase
Sales growth rate 5% - 28% 25% Increase
Enterprise value to gross
profit multiple
4.3x – 6.1x 4.8x Increase
Enterprise value to EBITDA
multiple
19.6x 19.6x Increase
Probability for potential
outcome
10% - 55% 33% Increase
Discount to public company
multiples
43% - 52% 48% Decrease
Discount rate for cost of
capital
25% - 30% 29% Decrease
Discount for uncertainty 100% 100% Decrease
Discount for lack of
marketability
10% 10% Decrease

T. Rowe Price Health Sciences Portfolio

adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was $382,063,000.
Net unrealized gain aggregated $248,710,000 at period-end, of which $283,419,000 related to appreciated investments and $34,709,000 related to depreciated investments.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.37% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At June 30, 2025, the effective annual group fee rate was 0.28%.
The fund is subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; acquired fund fees and expenses; and 12b-1 fees, if any) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.94%. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver. No management fees were waived or any expenses paid under this arrangement during the six months ended June 30, 2025.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of
Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the six months ended June 30, 2025, expenses incurred pursuant to these service agreements were $63,000 for Price Associates and $5,000 for T. Rowe Price Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.

T. Rowe Price Health Sciences Portfolio

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended June 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the
chief operating decision maker (CODM) in deciding how to
allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM.
The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Health Sciences Portfolio

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement
(Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 12-13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory
Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the
Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Health Sciences Portfolio

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund, including any research received under soft-dollar arrangements with broker-dealers. In considering soft-dollar arrangements, the Board noted that, effective January 1, 2024, the Adviser began using brokerage commissions in connection with certain T.
Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T.
Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays a fee to the Adviser for investment management services composed of two components – a group fee rate based on the combined average net assets of most of the T. Rowe Price funds (including the fund) that declines at certain asset levels and an individual fund fee rate based on the fund’s average daily net assets – and the fund pays its own expenses of operations. The group fee schedule is graduated so the rate decreases as total T. Rowe Price fund assets increase and increases as total T. Rowe
Price fund assets decrease. As a result, shareholders benefit from overall growth in T. Rowe Price fund assets, which reduces the management fee rate for any fund that has a group fee component to its management fee, and reflects that certain resources utilized to operate the fund are shared with other T. Rowe Price funds thus allowing shareholders of those funds to share potential economies of scale.
The fund’s shareholders also benefit from potential economies of scale through a decline in certain operating expenses as the fund grows in size. However, the fund is also subject to contractual expense limitations that require the Adviser to waive its fees and/or bear any expenses that would otherwise cause the expenses of a share class of the fund to exceed a certain percentage based on the class’s net assets. The expense limitations mitigate the potential for an increase in operating expenses above a certain level that could impact shareholders.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group); and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the second quintile (Expense Group), the fund’s actual management fee rate ranked in the second quintile (Expense Group) and third quintile (Expense Universe), and the fund’s total expenses ranked in the third quintile (Expense Group and Expense Universe).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Health Sciences Portfolio

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E309-051 8/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2025